COMMITMENTS	12 Months Ended
Dec. 31, 2022
COMMITMENTS

22 COMMITMENTS

(a)	Operating lease commitments

	2020	2021	2022
	S$	S$	S$

Low value leases	2,425	1,997	2,201

The Group has elected not to recognize right-of-use assets and lease liabilities for short-term leases that have lease terms of 12 months or less and leases of low value leases. Lease payments relating to these leases are charged to profit or loss on a straight-line basis over the lease term.

(b)	Capital commitments

Capital expenditures contracted for at the balance sheet date but not recognized in the financial statements are as follows:

	2020	2021	2022
	S$	S$	S$

Capital investment injection in a Malaysian company	247,050	-	-

(c)	Other commitments

The Group entered into an exclusive, worldwide, non-sublicensable, non-transferable and revocable-for-cause license with an independent company for the NKG2DL-targeting CAR-gamma delta T cell and iPSC-gdNKT cell technology. As of December 31, 2022, the total future minimum payments under non-cancellable royalty agreements are as follows:

	2020	2021	2022
	S$	S$	S$

Within 1 year	4,458	4,458	4,867
After 1 year but within 5 years	42,800	42,800	47,080
Over 5 years	146,056	134,285	118,235
Total	193,314	181,543	170,182

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2020, 2021 and 2022